Marquis PortfoliosSM
issued by
Brighthouse Life Insurance Company
Brighthouse Separate Account Eleven for Variable Annuities
Supplement Dated May 1, 2023
to the Prospectus Dated May 1, 2010
This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Marquis PortfoliosSM (the “Contract”) issued by Brighthouse Life Insurance Company (“We”, “Us”, or “the Company”). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.
You can choose to have your premium (“Purchase Payments”) accumulate on a variable basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B
Brighthouse/Eaton Vance Floating Rate Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
CBRE Global Real Estate Portfolio — Class B
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class B
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Growth Portfolio — Class B
MFS® Research International Portfolio — Class B
Morgan Stanley Discovery Portfolio — Class B
PIMCO Inflation Protected Bond Portfolio — Class B
PIMCO Total Return Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Victory Sycamore Mid Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class E
Brighthouse/Dimensional International Small Company Portfolio — Class B
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Jennison Growth Portfolio — Class B
Loomis Sayles Small Cap Core Portfolio — Class B
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class E
Western Asset Management U.S. Government Portfolio — Class A
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Foreign VIP Fund
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Legg Mason Partners Variable Income Trust — Class I
Western Asset Variable Global High Yield Bond Portfolio
The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see “Charges and Deductions — Premium Tax”) or other taxes, which may be applicable.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.
Contract Owner Transaction Expenses
Transfer Charge	$10(1)
(assessed on transfers that exceed 12 per year)
Contract Administrative Charge
Annual Contract Administrative Charge	$40(2)
Annual Separate Account Charges
(as a percentage of the average daily net assets of the Separate Account)
We will assess a minimum mortality and expense risk charge (“M & E”) of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.25% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:
	Standard Death Benefit	Enhanced Death Benefit
Mortality and Expense Risk Charge	1.55%(3)	1.70%(3)
Administrative Expense Charge	0.15%	0.15%
Total Annual Separate Account Charges with No Optional Features Selected	1.70%	1.85%
Optional E.S.P. Charge	0.25%	0.25%
Total Annual Separate Account Charges with E.S.P. Only Selected	1.95%	2.10%
Optional GMWB I Charge (maximum upon reset)	1.00%(4)	1.00%(4)
Optional GMWB II Charge (maximum upon reset)	1.00%(4)	1.00%(4)
Optional GMWB III Charge	0.25%	0.25%
Total Annual Separate Account Charges with GMWB I Only Selected	2.70%	2.85%
Total Annual Separate Account Charges with GMWB II Only Selected	2.70%	2.85%
Total Annual Separate Account Charges with GMWB III Only Selected	1.95%	2.10%
Total Annual Separate Account Charges with E.S.P. and GMWB I Selected	2.95%	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB II Selected	2.95%	3.10%
Total Annual Separate Account Charges with E.S.P. and GMWB III Selected	2.20%	2.35%

(1)
We do not currently assess the transfer charge.
(2)
We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.
(3)
We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS® Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.50% for the Subaccount investing in the Morgan Stanley Discovery Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra Short-Term Bond Portfolio.
(4)
The current charges for the available GMWB riders with a reset feature (see “Living Benefits”) are 0.40% for GMWB I and 0.50% for GMWB II.
Underlying Fund Expenses as of December 31, 2022 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund’s management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 888-243-1932.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.51%	1.29%
Underlying Fund Fees and Expenses as of December 31, 2022
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	0.48%	0.25%	0.04%	—	0.77%	0.11%	0.66%
American Funds Growth Fund	0.31%	0.25%	0.03%	—	0.59%	—	0.59%
American Funds Growth-Income Fund	0.25%	0.25%	0.03%	—	0.53%	—	0.53%
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.06%	—	0.66%	0.02%	0.64%
Brighthouse Small Cap Value Portfolio — Class A††	0.75%	—	0.03%	0.07%	0.85%	0.02%	0.83%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.03%	0.07%	1.10%	0.02%	1.08%
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A††	0.94%	—	0.10%	—	1.04%	0.10%	0.94%
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B	0.94%	0.25%	0.10%	—	1.29%	0.10%	1.19%
Brighthouse/Eaton Vance Floating Rate Portfolio — Class B	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.56%	0.15%	0.02%	—	0.73%	0.04%	0.69%
CBRE Global Real Estate Portfolio — Class A††	0.63%	—	0.05%	—	0.68%	0.04%	0.64%
CBRE Global Real Estate Portfolio — Class B	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.04%	—	0.81%	0.09%	0.72%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.03%	0.81%
Invesco Global Equity Portfolio — Class B	0.67%	0.25%	0.04%	—	0.96%	0.13%	0.83%
Invesco Small Cap Growth Portfolio — Class A	0.86%	—	0.03%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Loomis Sayles Growth Portfolio — Class A††	0.56%	—	0.02%	—	0.58%	0.01%	0.57%
Loomis Sayles Growth Portfolio — Class B	0.56%	0.25%	0.02%	—	0.83%	0.01%	0.82%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio — Class B	0.64%	0.25%	0.04%	—	0.93%	0.03%	0.90%
PIMCO Inflation Protected Bond Portfolio — Class A††	0.48%	—	0.29%	—	0.77%	—	0.77%
PIMCO Inflation Protected Bond Portfolio — Class B	0.48%	0.25%	0.29%	—	1.02%	—	1.02%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.04%	—	0.77%	0.03%	0.74%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.06%	0.68%
T. Rowe Price Mid Cap Growth Portfolio — Class B††	0.75%	0.25%	0.03%	—	1.03%	0.08%	0.95%
Victory Sycamore Mid Cap Value Portfolio — Class B	0.65%	0.25%	0.03%	—	0.93%	0.09%	0.84%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E	0.34%	0.15%	0.05%	—	0.54%	0.01%	0.53%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.03%	—	0.73%	0.10%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class E	0.35%	0.15%	0.03%	—	0.53%	0.02%	0.51%
Brighthouse/Dimensional International Small Company Portfolio — Class B	0.81%	0.25%	0.15%	—	1.21%	0.16%	1.05%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.71%	—	0.02%	—	0.73%	0.12%	0.61%
Frontier Mid Cap Growth Portfolio — Class D††	0.72%	0.10%	0.03%	—	0.85%	0.05%	0.80%
Jennison Growth Portfolio — Class B	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Core Portfolio — Class B	0.90%	0.25%	0.06%	—	1.21%	0.08%	1.13%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.06%	—	0.83%	0.03%	0.80%
MFS® Value Portfolio — Class A	0.62%	—	0.01%	—	0.63%	0.07%	0.56%
Neuberger Berman Genesis Portfolio — Class A††	0.82%	—	0.04%	—	0.86%	0.06%	0.80%
Neuberger Berman Genesis Portfolio — Class B	0.82%	0.25%	0.04%	—	1.11%	0.06%	1.05%
T. Rowe Price Large Cap Growth Portfolio — Class B††	0.60%	0.25%	0.02%	—	0.87%	0.05%	0.82%
T. Rowe Price Small Cap Growth Portfolio — Class B††	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class E	0.57%	0.15%	0.03%	—	0.75%	0.05%	0.70%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.03%	—	0.51%	0.02%	0.49%
Fidelity® Variable Insurance Products — Service Class 2
Mid Cap Portfolio††	0.53%	0.25%	0.08%	—	0.86%	—	0.86%
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund††	0.80%	0.25%	0.04%	0.01%	1.10%	0.01%	1.09%
Templeton Foreign VIP Fund	0.80%	0.25%	0.04%	0.01%	1.10%	0.01%	1.09%

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio††	0.64%	0.25%	0.07%	—	0.96%	—	0.96%
Janus Henderson Overseas Portfolio††	0.79%	0.25%	0.10%	—	1.14%	—	1.14%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	—	0.72%
ClearBridge Variable Dividend Strategy Portfolio††	0.70%	—	0.04%	—	0.74%	—	0.74%
ClearBridge Variable Large Cap Growth Portfolio††	0.70%	—	0.05%	0.01%	0.76%	—	0.76%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	0.01%	0.72%	—	0.72%
ClearBridge Variable Mid Cap Portfolio††	0.75%	—	0.07%	0.01%	0.83%	—	0.83%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.05%	—	0.80%	—	0.80%
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio††	0.45%	—	0.06%	—	0.51%	—	0.51%
Western Asset Variable Global High Yield Bond Portfolio	0.70%	—	0.09%	—	0.79%	—	0.79%

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 28, 2024. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
The Annuity Contract

Contract Owner Inquiries
Please direct your requests and elections (including payments) under your Contract, and inquiries about your Contract, to Us as directed below. A request or election sent to an address other than the appropriate address provided below may be returned or there may be a delay in processing the request or election.
•
Address: Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075
•
Telephone: (888) 243-1932
•
Fax: Brighthouse Policy Holder Services, (877) 246-8424
•
Website: brighthousefinancial.com
The Variable Funding Options
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 888-243-1932 or through your registered representative. You should read the prospectuses for the Underlying Funds carefully. We do not guarantee the investment results of the Underlying Funds.
The current Underlying Funds are listed below, along with their investment adviser and any subadviser:

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® — Class 2
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
American Funds Growth-Income Fund	Seeks long-term growth of capital and income.	Capital Research and Management CompanySM
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Small Cap Value Portfolio — Class A††	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class A††	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited
Brighthouse/abrdn Emerging Markets Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: abrdn Investments Limited
Brighthouse/Eaton Vance Floating Rate Portfolio — Class B	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
CBRE Global Real Estate Portfolio — Class A††	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
CBRE Global Real Estate Portfolio — Class B	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio — Class A††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PIMCO Inflation Protected Bond Portfolio — Class A††	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Inflation Protected Bond Portfolio — Class B	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio — Class B††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc. Sub-Subadviser: T. Rowe Price Investment Management, Inc.
Victory Sycamore Mid Cap Value Portfolio — Class B	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class E	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
BlackRock Ultra-Short Term Bond Portfolio — Class E	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse/Dimensional International Small Company Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D††	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class B	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio — Class B	Seeks long-term capital growth from investments in common stocks or other equity securities.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A††	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
Neuberger Berman Genesis Portfolio — Class B	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B††	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B††	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class E	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC
Fidelity® Variable Insurance Products — Service Class 2
Mid Cap Portfolio††	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund††	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Enterprise Portfolio††	Seeks long-term growth of capital.	Janus Henderson Investors US LLC
Janus Henderson Overseas Portfolio††	Seeks long-term growth of capital.	Janus Henderson Investors US LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Dividend Strategy Portfolio††	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio††	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Mid Cap Portfolio††	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Legg Mason Partners Variable Income Trust — Class I
Western Asset Core Plus VIT Portfolio††
Seeks to maximize total return,
consistent with prudent investment
management and liquidity needs, by
investing to obtain a dollar weighted
average effective duration that is
normally within 30% of the average
duration of the domestic bond market
as a whole.

Legg Mason Partners Fund Advisor,
LLC
Subadvisers: Western Asset
Management Company, LLC; Western
Asset Management Company
Limited; Western Asset Management
Company Ltd; Western Asset
Management Company Pte. Ltd.

Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Western Asset Variable Global High Yield Bond Portfolio	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.

††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Transfers

Restrictions on Transfers
Restrictions on Frequent Transfers. Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Underlying Fund under the contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
We monitor transfer activity in the following “Monitored Portfolios” for purposes of imposing our restrictions on frequent transfers.  In addition, we monitor transfer activity in all other Funds of the American Funds Insurance Series® available under your Contract.
American Funds Global Growth Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/abrdn Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
CBRE Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Harris Oakmark International Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Small Cap Core Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Variable Global High Yield Bond Portfolio
FEDERAL TAX CONSIDERATIONS

Changes Affecting Qualified Annuity Contracts. Under the recently enacted SECURE 2.0 Act of 2022 (the “Act”), the age at which required minimum distributions (“RMDs”) must generally begin under an IRA or qualified retirement plan has been increased from age 72 to age 73 for individuals who attained age 72 on or after January 1, 2023.  This change does not affect individuals who attained age 72 prior to January 1, 2023 and therefore has no impact on the calculation or timing of their RMDs.  In 2033, the Act provides for a further increase to age 75 for certain individuals based upon their date of birth.  The Act includes many other provisions updating the Internal Revenue Code (the “Code”) and affecting IRAs and qualified plans, some of which become effective immediately and some which will become effective in later years. For example, the Act contains provisions affecting certain contribution and other limits pertaining to IRAs and qualified plans, as well as provisions providing new exceptions to the 10% federal income tax penalty for premature distributions, including the ability to recontribute such premature distributions to an IRA or qualified plan (subject to the provisions of the Code, the qualified plan/IRA, the Contract and our administrative rules). You should consult with a qualified tax adviser as to how these changes affect you.
Asset Allocation Program

The Asset Allocation Program is not offered by this Prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. You should be aware that certain aspects of the administration of this Program are provided by your selling firm and are dependent upon the ability of the selling firm to provide that administrative support. When you purchase the Contract, you are required to enroll in the Asset Allocation Program. At the time the Contract is issued, and at any time you change or update your asset allocation model with your registered representative, your default investment allocation for the Purchase Payments and automatic rebalancing will be set in accordance with the one model you select. Although the Marquis Portfolios Contract is designed to work together with the Asset Allocation Program, at any time after the Contract is issued, you may transfer Account Value or change the investment allocation for future Purchase Payments and automatic rebalancing, without any investment allocation restrictions related to the Asset Allocation Program. However, if you wish to change your investment allocation to an allocation that is not in accordance with any of the models, or transfer to an allocation outside any of the models, you will need to contact us at our Home Office. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).
If you elect to participate in the Asset Allocation Program, our affiliate Brighthouse Investment Advisers, LLC (“Brighthouse Advisers”), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. Brighthouse Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, Brighthouse Advisers may select a different consultant, to the extent permitted under applicable law. Brighthouse Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table — Underlying Fund Fees and Expenses). However, Brighthouse Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.
It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, Brighthouse Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund’s management strategy.
In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models Brighthouse Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.
A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.
Brighthouse Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract — The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.
If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program. Transfers among Variable Funding Options due to a change in the models or your selection of a different model are not taken into account in determining any transfer fee. For purposes of the limit on the number of Variable Funding Options in a single Purchase Payment allocation or transfer request, each Underlying Fund in an asset allocation model is counted separately; an asset allocation model is not counted as a single Variable Funding Option.
We and our affiliates, including Brighthouse Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that Brighthouse Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, Brighthouse Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, Brighthouse Advisers legally is obligated to disregard these incentives. In addition, Brighthouse Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for Brighthouse Advisers to be influenced by these competing interests. As described above, from time to time, Brighthouse Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.
For more information about Brighthouse Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to Brighthouse Investment Advisers, LLC, c/o Brighthouse Life Insurance Company, P.O. Box 305075, Nashville, TN 37230-5075(1). We may perform certain administrative functions on behalf of our affiliate, Brighthouse Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.
Other Information

Marquis PortfoliosSM is a service mark of Morgan Stanley Smith Barney Holdings LLC and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.
The Insurance Company
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is acting on your behalf. We are not a party to any agreement between you and your financial professional. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Cybersecurity and Certain Business Continuity Risks
Our variable annuity contract business is largely conducted through complex information technology and communications systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts), and their operations rely on the secure processing, storage and transmission of confidential and other information in their systems and those of their respective third party service providers. For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and business continuity and resilience plans to protect our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, a cyber-attack could have a material, negative impact on the Company and the Separate Account, as well as individual Owners and their contracts. There are inherent limitations in our plans and systems, including the possibility that certain risks have not been identified or that unknown threats may emerge in the future. Unanticipated problems with, or failures of, our disaster recovery systems and business continuity plans could have a material impact on our ability to conduct business and on our financial condition and operations, and such events could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or additional compliance costs for BLIC. Our operations also could be negatively affected by a cyber-attack at a third party, such as a service provider, business partner, another participant in the financial markets, or a governmental or regulatory authority. Cyber-attacks can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; phishing attacks; account takeover attempts; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Disruptions or failures may also result from unintentional causes, such as market events that trigger a surge of activity that overloads current information technology and communication systems. Other disruptive events, including (but not limited to) natural disasters, military actions, and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cyber-attacks, disruptions or failures to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of confidential Owner or business information; or impede order processing or cause other operational issues.  Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Underlying Funds will avoid losses affecting your contract due to cyber-attacks, disruptions or failures in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest.
COVID-19 and Market Conditions
The COVID-19 pandemic has at times resulted in or contributed to significant financial market volatility, travel restrictions and disruptions, quarantines, an uncertain interest rate environment, elevated inflation, global business, supply chain, and employment disruptions affecting companies across various industries, government and central bank interventions, wide-ranging changes in consumer behavior, as well as general concern and uncertainty that has negatively affected the economic environment. COVID-19 vaccine distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand, and resurgence of travel. However, vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag, and new COVID-19 variants have led to waves of increased hospitalizations and deaths. At this time, it continues to not be possible to estimate the severity or duration of the pandemic, including the severity, duration and frequency of any additional “waves” or emerging variants of COVID-19. It likewise remains not possible to predict or estimate the longer-term effects of the pandemic, or any actions taken to contain or address the pandemic, on our business and financial condition, the financial markets, and economy at large. The Company has implemented risk management and contingency plans, and continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be material to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic and market conditions could have a negative impact on returns of the Underlying Funds in which the Separate Account invests. Depending on market conditions and your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Financial Statements
The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.